Assets for Rights-of-Use and Obligations for Lease Contracts - Schedule of Movement in Gross Balance for Right of Use Assets (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2021	$ 146,008	$ 167,441
Depreciation of the period	(27,184)	(29,993)	$ (31,857)
Balance as of December 31, 2021	110,781	146,008	167,441
Land Buildings And Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2021	145,906	167,265
Balance as of December 31, 2021	110,743	145,906	167,265
Other leased assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2021	102	176
Balance as of December 31, 2021	38	102	176
Gross assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2021	196,165	197,255
Additions of the period	4,674	9,250
Disposals due to early termination	(32,728)	(9,707)
Remeasurements of the liability due to modifications	(728)	747
Inflation indexation adjustments	6,252	2,701
Exchange rate difference	1,875	(4,081)
Balance as of December 31, 2021	175,510	196,165	197,255
Gross assets [member] | Land Buildings And Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2021	195,992	197,065
Additions of the period	4,674	9,250
Disposals due to early termination	(32,712)	(9,707)
Remeasurements of the liability due to modifications	(728)	747
Inflation indexation adjustments	6,258	2,701
Exchange rate difference	1,874	(4,064)
Balance as of December 31, 2021	175,358	195,992	197,065
Gross assets [member] | Other leased assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2021	173	190
Disposals due to early termination	(16)
Inflation indexation adjustments	(6)
Exchange rate difference	1	(17)
Balance as of December 31, 2021	152	173	190
Accumulated Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2021	(50,157)	(29,814)
Depreciation of the period	(27,184)	(29,993)
Disposals due to early termination	13,349	(8,738)
Exchange rate difference	(737)	912
Balance as of December 31, 2021	(64,729)	(50,157)	(29,814)
Accumulated Depreciation [Member] | Land Buildings And Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2021	(50,086)	(29,800)
Depreciation of the period	(27,125)	(29,936)
Disposals due to early termination	13,333	(8,738)
Exchange rate difference	(737)	912
Balance as of December 31, 2021	(64,615)	(50,086)	(29,800)
Accumulated Depreciation [Member] | Other leased assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance as of January 01, 2021	(71)	(14)
Depreciation of the period	(59)	(57)
Disposals due to early termination	16
Balance as of December 31, 2021	$ (114)	$ (71)	$ (14)